Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Real Estate Portfolio
March 31, 2023
VIPRE-NPRT1-0523
1.799880.119
Common Stocks - 99.2%
	Shares	Value ($)
Commercial Services & Supplies - 0.7%
REITs - Diversified - 0.7%
The GEO Group, Inc. (a)	324,100	2,557,149
Equity Real Estate Investment Trusts (REITs) - 93.6%
REITs - Apartments - 13.5%
Essex Property Trust, Inc.	59,248	12,391,127
Invitation Homes, Inc.	346,400	10,818,072
Mid-America Apartment Communities, Inc.	102,300	15,451,392
UDR, Inc.	165,600	6,799,536
		45,460,127
REITs - Diversified - 22.6%
Crown Castle International Corp.	226,000	30,247,840
Digital Realty Trust, Inc.	33,200	3,263,892
Equinix, Inc.	39,200	28,264,768
Lamar Advertising Co. Class A	94,600	9,449,594
Outfront Media, Inc.	54,900	891,027
VICI Properties, Inc.	122,700	4,002,474
		76,119,595
REITs - Health Care - 8.4%
Ventas, Inc.	385,510	16,711,859
Welltower, Inc.	161,000	11,542,090
		28,253,949
REITs - Hotels - 3.5%
Host Hotels & Resorts, Inc.	172,300	2,841,227
Ryman Hospitality Properties, Inc.	99,700	8,946,081
		11,787,308
REITs - Management/Investment - 7.1%
American Tower Corp.	117,900	24,091,686
REITs - Manufactured Homes - 3.4%
Equity Lifestyle Properties, Inc.	171,120	11,487,286
REITs - Office Property - 2.7%
Alexandria Real Estate Equities, Inc.	71,900	9,029,921
REITs - Shopping Centers - 3.8%
SITE Centers Corp.	532,200	6,535,416
Urban Edge Properties	432,900	6,519,474
		13,054,890
REITs - Single Tenant - 4.8%
Four Corners Property Trust, Inc.	382,500	10,273,950
Spirit Realty Capital, Inc.	149,900	5,972,016
		16,245,966
REITs - Storage - 8.7%
CubeSmart	534,900	24,723,078
Public Storage	15,500	4,683,170
		29,406,248
REITs - Warehouse/Industrial - 15.1%
EastGroup Properties, Inc.	41,400	6,844,248
Prologis (REIT), Inc.	310,329	38,719,749
Terreno Realty Corp.	84,600	5,465,160
		51,029,157
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		315,966,133
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
Cyxtera Technologies, Inc. Class A (a)(b)	692,597	211,519
Real Estate Management & Development - 4.8%
Real Estate Operating Companies - 0.2%
WeWork, Inc. (a)(b)	900,000	699,570
Real Estate Services - 4.6%
CBRE Group, Inc. (a)	211,900	15,428,439
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		16,128,009
TOTAL COMMON STOCKS (Cost $302,608,604)		334,862,810

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	2,508,873	2,509,374
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	1,095,390	1,095,500
TOTAL MONEY MARKET FUNDS (Cost $3,604,874)		3,604,874

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $306,213,478)	338,467,684
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(940,032)
NET ASSETS - 100.0%	337,527,652

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	3,046,451	12,159,289	12,696,366	35,514	-	-	2,509,374	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	2,070,800	3,912,725	4,888,025	11,958	-	-	1,095,500	0.0%
Total	5,117,251	16,072,014	17,584,391	47,472	-	-	3,604,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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